Share-based Compensation - Share-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Severance costs	$ 2,293	$ 1,612	$ 0
Performance Stock Units and Restricted Stock Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	$ 29,521	$ 37,746	$ 40,663